Share Capital (Details 2) (CAD)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numbers Outstanding	1,219,236
Weighted Average Remaining Term	35 months
Weighted Average Exercise Price	8.84	9.42	8.07
Number Exercisable	662,573	505,832
Stock Option Granted 2008 [Member]
Numbers Outstanding	162,834
Weighted Average Remaining Term	4 months
Weighted Average Exercise Price	3.88
Number Exercisable	162,834
Stock Option Granted 2009 [Member]
Numbers Outstanding	169,733
Weighted Average Remaining Term	18 months
Weighted Average Exercise Price	6.66
Number Exercisable	169,733
Stock Option Granted 2010 [Member]
Numbers Outstanding	406,669
Weighted Average Remaining Term	28 months
Weighted Average Exercise Price	12.53
Number Exercisable	278,341
Stock Option Granted 2011 [Member]
Numbers Outstanding	155,000
Weighted Average Remaining Term	45 months
Weighted Average Exercise Price	12.96
Number Exercisable	51,665
Stock Option Granted 2012 [Member]
Numbers Outstanding	325,000
Weighted Average Remaining Term	64 months
Weighted Average Exercise Price	5.88
Number Exercisable	0